Oct. 31, 2016
MFS® Commodity Strategy Fund
MFS® Commodity Strategy Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2017. MFS® Commodity Strategy Fund
Effective immediately, the seventh paragraph in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is deleted in its entirety.
Effective immediately, the sub-section entitled "Non-Diversification Risk" under the sub-heading entitled "Principal Risks" under the main heading entitled "Summary of Key Information" is deleted in its entirety.